Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,720,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,011.33
Offering Note	Disclose specific details relating to the fee calculation as necessary to clarify the information presented for a particular offering line in Table 1, including references to the provisions of Rule 457 under the Securities Act [17 CFR 230.457] and any other rule being relied upon. If a registrant elects to pay all or any portion of the registration fees on a deferred basis, the registrant must state that it elects to rely on Securities Act Rules 456(b) and 457(r).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,290,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,951.95
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2033
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,995,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,911.21
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 997,740,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,787.89
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Notes due 2056
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,790,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,546.00
Offering Note	See Offering Note 1.